UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh              NEW YORK, NY              8/13/08
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $404,310
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name
NONE




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                                                                 FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2         COLUMN3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1   13,860 22,000,000 PRN         SOLE             22,000,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   10,943 15,000,000 PRN         SOLE             15,000,000
AMAG PHARMACEUTICALS INC      COM              00163U106    9,463    277,503 SH          SOLE                277,503
AMERICAN INTL GROUP INC       COM              026874107    4,631    175,000 SH          SOLE                175,000
ANADARKO PETE CORP            COM              032511107   11,440    152,856 SH          SOLE                152,856
APEX SILVER MINES LTD         NOTE 4.000% 9/1  03760XAD3    3,522  7,950,000 PRN         SOLE              7,950,000
APEX SILVER MINES LTD         NOTE 2.875% 3/1  03760XAB7    1,107  2,500,000 PRN         SOLE              2,500,000
ASBURY AUTOMOTIVE GROUP INC   NOTE 3.000% 9/1  043436AG9    2,904  4,000,000 PRN         SOLE              4,000,000
CAPITALSOURCE INC             NOTE 7.250% 7/1  14055XAG7    4,007  5,000,000 PRN         SOLE              5,000,000
CAPITALSOURCE INC             DBCV 4.000% 7/1  14055XAE2   15,553 19,500,000 PRN         SOLE             19,500,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3  150934AK3      900  3,600,000 PRN         SOLE              3,600,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411RAE9    6,582 13,000,000 PRN         SOLE             13,000,000
CIT GROUP INC                 8.75%PFD SER C   125581603   12,077    300,000 SH          SOLE                300,000
COMPUCREDIT CORP              NOTE 5.875%11/3  20478NAD2    2,557  6,750,000 PRN         SOLE              6,750,000
CONSECO INC                   DBCV 3.500% 9/3  208464BH9    5,668  7,062,000 PRN         SOLE              7,062,000
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507    5,125    712,780 SH          SOLE                712,780
DECODE GENETICS INC           NOTE 3.500% 4/1  243586AB0      280  1,000,000 PRN         SOLE              1,000,000
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%  29380T402    2,982    150,000 SH          SOLE                150,000
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E 29380T600    6,526    250,000 SH          SOLE                250,000
EQUITABLE RES INC             COM              294549100    7,251    105,000 SH          SOLE                105,000
FORD MTR CO DEL               NOTE 4.250%12/1  345370CF5   36,080 50,000,000 PRN         SOLE             50,000,000
GENERAL MTRS CORP             DEB SR CV C 33   370442717   23,643  1,800,000 SH          SOLE              1,800,000
GENERAL MTRS CORP             DEB SR CONV B    370442733   23,997  1,760,000 SH          SOLE              1,760,000
GENESIS LEASE LTD             ADR              37183T107      790     76,447 SH          SOLE                 76,447
HUNTINGTON BANCSHARES INC     PFD CONV SER A   446150401    6,930     10,000 SH          SOLE                 10,000
INTERPUBLIC GROUP COS INC     COM              460690100      636     73,900 SH          SOLE                 73,900
JETBLUE AIRWAYS CORP          DBCV 5.500%10/1  477143AE1    5,225  5,000,000 PRN         SOLE              5,000,000
LEHMAN BROS HLDGS INC         7.25%CONV SR P   52523J453   28,119     35,000 SH          SOLE                 35,000
LITHIA MTRS INC               NOTE 2.875% 5/0  536797AB9    5,904  6,709,000 PRN         SOLE              6,709,000
LORAL SPACE & COMMUNICATNS L  COM              543881106    2,471    140,250 SH          SOLE                140,250
MARATHON OIL CORP             COM              565849106   22,869    440,897 SH          SOLE                440,897
NRG ENERGY INC                COM NEW          629377508    6,083    141,800 SH          SOLE                141,800
PPL CORP                      COM              69351T106    5,565    106,467 SH          SOLE                106,467
RAIT FINANCIAL TRUST          COM              749227104      742    100,000 SH          SOLE                100,000
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1   75621LAJ3   18,757 20,000,000 PRN         SOLE             20,000,000
UAL CORP                      NOTE 4.500% 6/3  902549AH7      771  2,000,000 PRN         SOLE              2,000,000
WACHOVIA CORP NEW             CONV7.5%PFD CL A 929903219   58,718     66,500 SH          SOLE                 66,500
WASHINGTON MUT INC            CONV7.75%SER R   939322814   15,524     26,500 SH          SOLE                 26,500
WILLIAMS COS INC DEL          COM              969457100   14,108    349,990 SH          SOLE                349,990

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